Preferred Stock and Warrants: (Tables)	12 Months Ended
Dec. 31, 2015
Preferred Stock and Warrants [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
A summary of the Company’s warrant activity for the year ending December 31, 2015 is as follows:

	Warrants Outstanding	Weighted- Average Exercise Price
Outstanding at January 1, 2015	50,368	$26.24
Warrants granted	4,180,673	$33.92
Warrants exercised	(17,659)	$0.32
Outstanding at December 31, 2015	4,213,382	$33.92